Dec. 31, 2024
T. Rowe Price Small-Cap Value Fund, Inc.
Small-Cap Value Fund
Investment Objective(s)
The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Small-Cap Value Fund, Inc. - USD ($)	Investor Class		I Class	Advisor Class	Z Class
Maximum account fee	$ 20	[1]	none	none	none
[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Small-Cap Value Fund, Inc.	Investor Class	I Class	Advisor Class	Z Class
Management fees	0.63%	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees	none	none	0.25%	none
Other expenses	0.14%	0.03%	0.28%	0.01%
Total annual fund operating expenses	0.77%	0.66%	1.16%	0.64%
Fee waiver/expense reimbursement	none	none	none	(0.64%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.77%	0.66%	1.16%	none	[1]
[1]

T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Small-Cap Value Fund, Inc. - USD ($)	Investor Class	I Class	Advisor Class	Z Class
1 Year	$ 79	$ 67	$ 118	none
3 Years	246	211	368	none
5 Years	428	368	638	none
10 Years	$ 954	$ 822	$ 1,409	none

Portfolio Turnover

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 32.4% of the average value of its portfolio.

Principal Investment Strategies

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that is within or below the range of companies in the Russell 2000® Index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

As of December 31, 2024, the market capitalization range for the Russell 2000® Index was approximately $8.22 million to $14.77 billion. The market capitalization of the companies in the index changes over time and the index is periodically reconstituted to ensure that it continues to accurately reflect the small-cap equity market. The fund may, on occasion, purchase companies with a market capitalization above the range.

The fund seeks the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. In taking a value approach to investing, the adviser’s in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, the adviser generally looks for one or more of the following:

• low price/earnings, price/book value, or price/cash flow ratios relative to the Russell 2000® Index, a company’s peers, or a company’s historical norm;

• low stock price relative to a company’s underlying asset values;

• above-average dividend yield relative to a company’s peers or its own historical norm;

• a plan to improve the business through restructuring; and/or

• a sound balance sheet and other positive financial characteristics.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the financial sector.

While most assets are typically invested in U.S. common stocks, including real estate investment trusts (REITs) that pool money to invest in properties and mortgages, the fund may invest in foreign stocks in keeping with its objective(s).

The fund’s investments may include holdings in privately held companies and companies that only recently began to trade publicly.

Principal Risks
Risk Table - T. Rowe Price Small-Cap Value Fund, Inc.	Risk [Text Block]
Risk Lose Money [Member]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Small-cap stocks

Small-cap stocks: Investments in securities issued by small-cap companies are likely to be more volatile than investments in securities issued by larger companies. Small-cap companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, small-cap companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Value investing

Value investing: The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time (or at all) or a stock judged to be undervalued may actually be appropriately priced at a low level. Value stocks may fail to appreciate for long periods and may never reach what the adviser believes are their full market values.

Stock investing

Stock investing: Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Market conditions

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Sector exposure

Sector exposure: Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Financial services companies

Financial services companies: Because the fund may invest significantly in banks and other financial services companies, the fund is more susceptible to adverse developments affecting such companies and may perform poorly during a downturn that impacts the financial sector. Banks and other financial services companies can be adversely affected by, among other things, regulatory changes, interest rate movements, the availability of capital and cost to borrow, and the rate of debt defaults.

REIT investing

REIT investing: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, may be highly leveraged, may not be diversified geographically or by property type, or may own a limited number of properties.

Foreign investing

Foreign investing: Non-U.S. securities tend to be more volatile and have lower overall liquidity and trading volume than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. Further, securities of non-U.S. issuers are subject to trading markets with potential governmental interference, varying regulatory, auditing, and accounting standards, and settlement and clearance practices that differ from those of U.S. issuers. Investment in non-U.S. securities also carries currency risk. Any attempts to hedge currency risk could be unsuccessful. Such investments may have higher transaction costs compared with U.S. markets. The fund’s overall foreign investing risk is increased to the extent it has exposure to emerging markets.

Private placements and IPOs

Private placements and IPOs: Investments in the stocks of privately held companies and in companies that only recently began to publicly trade, such as initial public offerings or IPOs, involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. There is significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria that are normally considered when evaluating the investment prospects of a company. Private placements and other restricted securities held by the fund are typically considered to be illiquid and tend to be difficult to value since there are no market prices and less overall financial information available. The adviser evaluates a variety of factors when assigning a value to these holdings, but the determination involves some degree of subjectivity and the value assigned for the fund may differ from the value assigned by other mutual funds holding the same security.

Liquidity

Liquidity: A particular investment or an entire market segment may become less liquid or even illiquid, sometimes abruptly, which could limit the fund’s ability to purchase or sell holdings in a timely manner at a desired price. An inability to sell a portfolio holding can adversely affect the fund’s overall value or prevent the fund from being able to take advantage of other investment opportunities. Liquidity risk may be magnified during periods of substantial market volatility and unexpected episodes of illiquidity may limit the fund’s ability to pay redemption proceeds without selling holdings at an unfavorable time or at a suitable price. Large redemptions may also have a negative impact on the fund’s overall liquidity.

Active management

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/20	28.18%	Worst Quarter	3/31/20	-31.12%

Average Annual Total Returns Periods ended December 31, 2024

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Average Annual Total Returns - T. Rowe Price Small-Cap Value Fund, Inc.		Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Class			10.93%	7.45%	8.31%			Jun. 30, 1988
Investor Class | After Taxes on Distributions			8.56%	6.06%	6.60%
Investor Class | After Taxes on Distributions and Sales			8.09%	5.71%	6.31%
I Class			11.05%	7.56%		9.65%		Aug. 28, 2015
Advisor Class			10.49%	7.09%	7.98%			Mar. 31, 2000
Z Class			11.81%			19.20%		Mar. 16, 2020
Russell 3000® Index	[1]	Russell 3000® Index
Russell 3000® Index		Russell 3000® Index
Russell 3000® Index	[2]					13.71%
Russell 3000® Index			23.81%	13.86%	12.55%	22.33%	[3]
Russell 2000® Value Index		Russell 2000® Value Index
Russell 2000® Value Index	[2]					8.51%
Russell 2000® Value Index			8.05%	7.29%	7.14%	19.76%	[3]
Lipper Small-Cap Core Funds Index		Lipper Small-Cap Core Funds Index
Lipper Small-Cap Core Funds Index	[2]					9.35%
Lipper Small-Cap Core Funds Index			10.56%	8.64%	8.41%	20.43%	[3]
Lipper Small-Cap Value Funds Index		Lipper Small-Cap Value Funds Index
Lipper Small-Cap Value Funds Index	[2]					8.99%
Lipper Small-Cap Value Funds Index			8.69%	9.68%	7.72%	22.51%	[3]
[1]	Due to new SEC Rules on shareholder reporting, the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
[2]	Return since 8/28/15.
[3]	Return since 3/16/20.

Updated performance information is available through troweprice.com.